Fulfillment expense	12 Months Ended
Dec. 31, 2022
Fulfillment expense
Fulfillment expense
24 Fulfillment expense
Fulfillment expense is comprised of the following:

	For the year ended December 31,
	2020	2021	2022
In thousands of USD	Restated	Restated
Fulfillment staff costs	20,041	20,233	23,295
Fulfillment centers expense	4,136	4,978	6,057
Freight and shipping expense	58,043	64,110	69,494
Fulfillment expense	82,220	89,321	98,846
Fulfillment expense increased by 10.7% from USD 89.3 million in 2021 to USD 98.8 million in 2022, mainly due to a 14% increase in orders